U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1. Name and address of issuer: Prudential Emerging Growth Fund, Inc., 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.

     2.     Name of each series or class of securities for which this   Form
       is filed (If the Form is being filed for all series   and classes of
       securities of the issuer, check the box     but do not list series or
       classes):
                                                       [x]

     3.   Investment Company Act File Number:  811-07811.
          Securities Act File Number: 333-11785.

     4(a).Last day of fiscal year for which this Form is filed: October 31, 1997.

      (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[  ] Check box if this is the last time the issuer will be      filing
     this Form.

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                      $133,066,624

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if applicable):                       $29,057,493

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.                           $

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii)].          $29,057,493

         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(i).                        $104,009,131

        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
             [subtract item 5(i) from item (5(iv)]  $

       (vii)     Multiplier for determining registration
             fee (See instruction C.9):              x   .000295

      (viii)    Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                    =$30,682.69

          6.   Prepaid Shares

           If  the response to item 5(i) was determined by deducting          an
amount of securities that were registered under the              Securities  Act
of  1933  pursuant  to rule 24e-2 as in              effect before  October  11,
1997, then report the amount of
          securities (number of shares or other units)deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
          in future fiscal years, then state that number here:        n/a      .

     7.   Interest due - if this Form is being filed
             more than 90 days after the end of the of
             the issuer's fiscal year (See Instruction D):+$
          8.   Total amount of the registration fee due
               plus any interest due [line 5(viii)plus
                  line    7]:                                        =$30,682.69

         9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                        January 8, 1998

         Method of Delivery:

                   [x] Wire Transfer
                   [ ] Mail or other means

1
                                   SIGNATURES

This report has been signed below by the following persons on          behalf of
the issuer and in the capacities and on the dates            indicated.

By (Signature and Title)  \s\Marguerite E.H.Morrison
                           Marguerite E.H. Morrison
                           Assistant Secretary

Date: January 9, 1998




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